Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
In the ordinary course of business, EQM engages in transactions with EQT and its affiliates including, but not limited to, gas gathering agreements, transportation service and precedent agreements and storage agreements. Pursuant to an omnibus agreement, EQT performs centralized corporate, general and administrative services for EQM and provides a license for the use of the name "EQT" and related marks in connection with EQM's business. In exchange, EQM reimburses EQT for the expenses incurred by EQT in providing these services. The omnibus agreement also provides for certain indemnification obligations between EQM and EQT. Pursuant to a secondment agreement, employees of EQT and its affiliates may be seconded to EQM to provide operating and other services with respect to EQM's business under the direction, supervision and control of EQM. EQM reimburses EQT and its affiliates for the services provided by the seconded employees. The expenses for which EQM reimburses EQT and its affiliates may not necessarily reflect the actual expenses that EQM would incur on a stand-alone basis. EQM is unable to estimate what those expenses would be on a stand-alone basis.

Related Party Transactions
Affiliate Transactions. In the ordinary course of business, EQM engages in transactions with EQT and its affiliates including, but not limited to, gas gathering agreements, transportation service and precedent agreements and storage agreements.
Omnibus Agreement. EQM entered into an omnibus agreement by and among EQM, the EQM General Partner and EQT. Pursuant to the omnibus agreement, EQT agreed to provide EQM with a license to use the name "EQT" and related marks in connection with EQM's business. EQM is allocated the portion of operating and maintenance expense and selling, general and administrative expense incurred by EQT for the benefit of EQM. The omnibus agreement also provides for certain indemnification and reimbursement obligations between EQT and EQM.
Operation and Management Services Agreement. EQM had an operation and management services agreement with EQT Gathering, LLC (EQT Gathering), an indirect wholly owned subsidiary of EQT, pursuant to which EQT Gathering provided EQM's pipelines and storage facilities with certain operational and management services. EQM reimbursed EQT Gathering for such services pursuant to the terms of its omnibus agreement with EQT. The operation and management services agreement was replaced in its entirety by a secondment agreement with EQT (the Secondment Agreement).
Secondment Agreement. On December 7, 2017, EQT, EQT Gathering, Equitrans, L.P. (Equitrans), EQM and the EQM General Partner entered into the Secondment Agreement, pursuant to which available employees of EQT and its affiliates may be seconded to EQM and its subsidiaries to provide operating and other services with respect to EQM's business under the direction, supervision and control of EQM or its subsidiaries. EQM reimburses EQT and its affiliates for the services provided by the seconded employees pursuant to the Secondment Agreement.
The following table summarizes the amounts and categories of expenses for which EQM was obligated to reimburse EQT pursuant to the omnibus agreement and the Secondment Agreement, as applicable, and the amounts and categories of obligations for which EQT was obligated to indemnify and/or reimburse EQM pursuant to the omnibus agreement for the years ended December 31, 2017, 2016 and 2015.

	Years Ended December 31,
	2017	2016	2015
	(Thousands)
Reimbursements to EQT
Operating and maintenance expense (a)	$39,957	$33,526	$31,310
Selling, general and administrative expense (a)	$67,424	$63,255	$46,149

Reimbursements from EQT (b)
Plugging and abandonment	$4	$195	$26
Bare steel replacement	15,704	—	6,268
Other capital reimbursements	$—	$162	$1,198

(a)
The expenses for which EQM reimburses EQT and its subsidiaries may not necessarily reflect the actual expenses that EQM would incur on a stand-alone basis, and EQM is unable to estimate what those expenses would be on a stand-alone basis. These amounts exclude the recast impact of the May 2018 Acquisition, October 2016 Acquisition and NWV Gathering Acquisition as these amounts do not represent reimbursements pursuant to the omnibus agreement.

(b)	These reimbursements were recorded as capital contributions from EQT.
Summary of Related Party Transactions. The following table summarizes related party transactions for the years ended December 31, 2017, 2016 and 2015.

	Years Ended December 31,
	2017	2016	2015
	(Thousands)
Operating revenues	$621,805	$551,353	$462,371
Operating and maintenance expense (a)	40,204	34,179	33,452
Selling, general and administrative expense (a)	69,732	67,345	55,092
Other income (b)	22,171	18,191	2,367
Interest income on Preferred Interest (see Note 2)	6,818	1,740	—
Principal payments received on Preferred Interest (see Note 2)	4,166	1,024	—
Distributions to EQM General Partner (c)	235,167	169,438	109,194
Capital contributions from EQT	15,463	602	7,492
Net contributions from/(distributions to) EQT	$30,284	$20,234	$(15,179)

(a)
The expenses for which EQM reimburses EQT and its subsidiaries may not necessarily reflect the actual expenses that EQM would incur on a stand-alone basis, and EQM is unable to estimate what those expenses would be on a stand-alone basis. These amounts include the recast impact of the May 2018 Acquisition, October 2016 Acquisition and NWV Gathering Acquisition as they represent the total amounts allocated to EQM by EQT for the periods presented.

(b)
For the year ended December 31, 2017, other income included equity income from the MVP Joint Venture of $22.2 million. For the year ended December 31, 2016, other income included distributions received from EES of $8.3 million and equity income from the MVP Joint Venture of $9.9 million. For the year ended December 31, 2015, other income included equity income from the MVP Joint Venture of $2.4 million. See Note 6.

(c)
The distributions to the EQM General Partner are based on the period to which the distributions relate and not the period in which the distributions were declared and paid. For example, for the year ended December 31, 2017, total distributions to the EQM General Partner included the cash distribution declared on January 18, 2018 related to the fourth quarter 2017 of $1.025 per common unit and the amounts related to its general partner interest and IDRs.

The following table summarizes related party balances as of December 31, 2017 and 2016.

	As of December 31,
	2017	2016
	(Thousands)
Accounts receivable – affiliate	$110,292	$81,358
Due to related party	31,673	19,027
Investment in unconsolidated entity	460,546	184,562
Preferred Interest in EES (see Note 1)	$119,127	$123,293

See also Note 2, Note 3, Note 6, Note 7, Note 8, Note 9, Note 12, Note 14 and Note 15 for further discussion of related party transactions.